Inventories (Details) - Schedule of Inventories	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventory [Line Items]
Total inventories	¥ 1,494,770	$ 206,866	¥ 2,403,818
Holographic Accessories [Member]
Inventory [Line Items]
Total inventories	1,494,770	206,866	1,494,770
Semiconductor [Member]
Inventory [Line Items]
Total inventories			¥ 909,048